Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

As of September 30, 2025 and 2024, intangible assets consist of the following:

	As of September 30,
	2025	2024
Patent rights	$2,130,871	$2,130,871
Intangible assets, cost	2,130,871	2,130,871
Less: accumulated amortization	(608,854)	(395,808)
Effects of currency translation	(12,911)	7,395
Intangible assets, net	$1,509,106	$1,742,458

Schedule of Finite-Lived Intangible Assets
As of September 30, 2025
Total future amortization expenses for finite-lived intangible assets were estimated as follows:
Within 1 year	$211,796
1 – 2 years	211,796
2 – 3 years	211,796
3 – 4 years	211,796
4 – 5 years	211,796
Thereafter	450,126
Total	$1,509,106